DEBT - Credit Facility (Details) $ in Millions		1 Months Ended	12 Months Ended
	Aug. 28, 2027 USD ($)	Aug. 31, 2023 USD ($)	Dec. 31, 2023 USD ($) Part	Apr. 30, 2022 USD ($)
Credit Facility
DEBT
Unamortization transaction costs on borrowing			$ 2.5
Credit Facility
DEBT
Number of parts of credit facility | Part			2
Term of credit facility			5 years
Term facility
DEBT
Notional amount			$ 100.0	$ 100.0
Number of equal quarterly instalments | Part			18
Revolving Facility
DEBT
Notional amount		$ 150.0	$ 50.0	$ 50.0
Term of credit facility	4 years		3 years
Unamortization transaction costs on borrowing		1.1
Option of increased borrowing capacity amount	$ 200.0
Average interest rate (as a percent)			7.90%
Undrawn borrowing facilities			$ 61.7
Borrowing costs incurred		$ 0.5
Camino Rojo
DEBT
Unamortization transaction costs on borrowing			$ 10.7